Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Outstanding number of shares
The following table shows the movements in the outstanding number of shares over the last three years:
Philips Group
Outstanding number of shares

	2022	2023	2024
Balance as of January 1	870,182,445	881,480,527	906,403,156
Dividend distributed	14,174,568	39,334,938	30,860,582
Purchase of treasury shares	(5,080,693)	(15,964,445)	(13,718,391)
Delivery of treasury shares	2,204,207	1,552,136	1,463,727
Balance as of December 31	881,480,527	906,403,156	925,009,074

Transactions related to share-based compensation plans
The following table reflects transactions that took place in relation to former and current share-based compensation plans:
Philips Group
Transactions related to share-based compensation plans

	2022	2023	2024
Shares acquired	2,142,445	3,000,000	9,281,227
Average market price	EUR 31.76	EUR 41.59	EUR 21.88
Amount paid	EUR 68 million	EUR 125 million	EUR 203 million
Shares delivered	2,204,207	1,552,136	1,463,727
Average price (FIFO)	EUR 35.16	EUR 34.59	EUR 37.14
Cost of delivered shares	EUR 77 million	EUR 54 million	EUR 54 million
Total shares in treasury at year-end	5,664,946	7,112,810	14,930,310
Total cost	EUR 191 million	EUR 262 million	EUR 411 million

Transactions related to capital reduction
The following transactions took place for capital reduction purposes:
Philips Group
Transactions related to capital reduction

	2022	2023	2024
Shares acquired	2,938,248	12,964,445	4,437,164
Average market price	EUR 36.61	EUR 37.25	EUR 37.56
Amount paid	EUR 108 million	EUR 483 million	EUR 167 million
Cancellation of treasury shares (shares)	8,758,455	15,134,054	4,437,164
Cancellation of treasury shares (EUR)	EUR 299 million	EUR 566 million	EUR 167 million
Total shares in treasury at year-end	2,169,609
Total cost	EUR 83 million

Composition of net debt and group equity
Philips Group
Composition of net debt and group equity in millions of EUR unless otherwise stated

	2022	2023	2024
Long-term debt	7,270	7,035	7,113
Short-term debt	931	654	526
Total debt	8,201	7,689	7,639
Cash and cash equivalents	1,172	1,869	2,401
Net debt	7,028	5,820	5,238
Shareholders’ equity	13,249	12,028	12,006
Non-controlling interests	34	33	37
Group equity	13,283	12,061	12,043
Net debt : group equity ratio	35:65	33:67	30:70

Adjusted income from continuing operations attributable to shareholders	The reconciliation of Adjusted income from continuing operations attributable to shareholders to the most directly comparable IFRS measure, Net income, is included in the following table.
Philips Group
Adjusted income from continuing operations attributable to shareholders[1] in millions of EUR

	2022	2023	2024
Net income	(1,605)	(463)	(698)
Discontinued operations, net of income taxes	(13)	10	(142)
Income from continuing operations	(1,618)	(454)	(840)
Income from continuing operations attributable to non-controlling interests	(3)	(2)	(3)
Income from continuing operations attributable to shareholders¹	(1,622)	(456)	(843)
Adjustments for:
Amortization and impairment of acquired intangible assets	363	290	392
Impairment of goodwill	1,357	8
Restructuring costs and acquisition-related charges	202	381	326
Other items:	925	1,358	830
Respironics litigation provision		575	984
Respironics insurance income			(538)
Respironics consent decree charges	250	363	113
Respironics field-action running costs	210	224	133
Quality actions	59	175	123
R&D project impairments	134
Portfolio realignment charges	109
Impairment of assets in S&RC	39
Provision for public investigations tender irregularities	60
Provision for a legal matter		31
Investment re-measurement loss		23
Loss (gain) on divestment of business		(35)
Remaining items	63	2	16
Net finance income/expenses	(4)	18	23
Tax impact on adjusting items²	(376)	(450)	(370)
Tax effect of derecognition of US deferred tax asset			941
Adjusted Income from continuing operations attributable to shareholders[1]	845	1,148	1,300
[1]Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[2]Includes deferred tax assets derecognized in the line below.